Stock Options (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Number of stock issued for service		5,733,000
Share-based compensation			$ 72,000	$ 37,491	$ 40,299	$ 11,232
Third Party [Member]
Number of stock issued for service			19,496,145
Incentive Stock Options [Member]
Stock option, granted			12,081,326
Option exercise price			$ 0.007
Incentive Stock Options [Member] | Employees and Directors [Member]
Stock option, granted			1,951,376
Option exercise price			$ 0.0257
Stock option vested date			Sep. 30, 2016
Stock option expire date			Sep. 30, 2023
Incentive Stock Options [Member] | Officers, Employees and Consultants [Member]
Share-based compensation			$ 72,000
Non Qualified Stock Options [Member]
Stock option, granted			1,421,300
Option exercise price			$ 0.003
Non Qualified Stock Options [Member] | Employees [Member]
Option exercise price			$ 0.003
Number of stock issued for service			10,129,950
stock option vested term			10 years
Non Qualified Stock Options [Member] | Third Party [Member]
Option exercise price	$ 0.004		$ 0.003
Number of stock issued for service	592,500		828,800
stock option vested term	10 years		10 years
Non Qualified Stock Options [Member] | Officers, Employees and Consultants [Member]
Share-based compensation			$ 72,000